RELATED PARTY TRANSACTIONS - Summary of Balances Due from Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related party receivables	$ 1,990	$ 1,927
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	0	322
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	1,095	1,523
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	60	2
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	825	77
Golden Opus Inc. [Member]
Related Party Transaction [Line Items]
Related party receivables	$ 10	$ 3